Shareholder Report, Holdings (Details)	Jun. 30, 2026
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class L | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class L | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class L | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class L | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class L | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class L | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class L | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class L | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class L | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class L | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class L | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class L | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class L | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class L | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class L | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class L | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class L | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class L | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class L | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class R | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | Free Standing
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class Z | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Kimco Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%